James Advantage Funds

(the “Trust”)

James Micro Cap Fund

(the “Fund”)

Supplement dated May 21, 2024 to the Summary Prospectus and Prospectus for the Fund, each dated November 1, 2023, as amended

The Board of Trustees of the Trust has approved removing the redemption fee from the Fund effective immediately. Accordingly, the Summary Prospectus and Prospectus are revised as follows:

The sub-sections entitled “Fees and Expenses of the Fund” within the FUND SUMMARY sections of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.46%
Distribution (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.50%

On page 37 of the Prospectus, the sub-section entitled “Early Redemption Fee – James Micro Cap Fund Only” within the section entitled “HOW TO REDEEM SHARES” is deleted in its entirety.

In the sub-section entitled “Share Class Transfers - Micro Cap and Aggressive Allocation Funds Only” within the section entitled “HOW TO EXCHANGE SHARES” on page 39 of the Prospectus, the first paragraph is hereby deleted in its entirety and replaced with the following:

Shares of a Fund may be exchanged for shares of any other James Advantage Fund (Institutional Class shares of the James Balanced: Golden Rainbow Fund are only available for exchange if you are investing through an eligible institutional intermediary that is authorized to offer the shares or are a client of the Adviser) and are subject to the applicable minimum initial investment requirements. You may request an exchange by calling 1-800-99-JAMES (1-800-995-2637) between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business; by writing the Fund at P.O. Box 46707, Cincinnati, OH 45246; or by contacting your intermediary. Your exchange will be made at the next determined NAV after receipt of a request by the Funds. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. To receive a specific day’s NAV, your letter or call must be received before that day’s close of the NYSE. Please note that any exchange is treated as a redemption of Fund shares and therefore will be subject to redemption in kind, if applicable. If there is a redemption in kind on an exchange, you will receive in-kind securities instead of shares of the other James Advantage Fund for the portion of your shares that is redeemed in kind.

****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Summary Prospectus and Prospectus have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Summary Prospectus and Prospectuses, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Fund.

James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(the “Fund(s)”)

Supplement dated May 21, 2024 to the

Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2023, as amended

The Board of Trustees of the Trust has adopted a mandatory retirement policy for the Trustees of the Trust. Accordingly, the SAI is revised as follows:

The following is added as the second footnote to the Trustees table in the section entitled “TRUSTEES AND OFFICERS” on page 19 of the SAI:

**Each Trustee shall serve as a Trustee of the Trust subject to a mandatory retirement policy requiring such Trustee to retire upon the end of the calendar year in which such Trustee reaches the age of 80.

****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference. For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.